Related Party Transactions - Summary of Carrying amount in Joint Venture and Asoociated Companies (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Joint ventures where entity is venturer [member]
Disclosure of associates [line items]
Carrying amount	$ 878	$ 907
Share of net income	36	93
Associates [member]
Disclosure of associates [line items]
Carrying amount	908	820
Share of net income	$ 139	$ 114